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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:          04/30

Date of reporting period:       1/31/16

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	VK-AMVA-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.60%

Aerospace & Defense–2.84%

BWX Technologies, Inc.	258,092	$7,727,275
Textron Inc.	1,344,715	46,016,147
		53,743,422

Alternative Carriers–2.69%

Level 3 Communications, Inc. (b)	1,041,667	50,843,766

Apparel Retail–1.34%
Ascena Retail Group, Inc. (b)	3,431,099	25,321,511

Application Software–2.18%

Citrix Systems, Inc. (b)	585,892	41,281,950

Asset Management & Custody Banks–3.33%

American Capital Ltd. (b)	3,535,041	49,561,275
Northern Trust Corp.	214,621	13,323,672
		62,884,947

Auto Parts & Equipment–4.70%

Dana Holding Corp.	2,588,389	30,775,945
Johnson Controls, Inc.	1,619,797	58,102,119
		88,878,064

Automotive Retail–0.92%

Advance Auto Parts, Inc.	113,868	17,313,629

Broadcasting–2.31%

TEGNA Inc.	1,817,237	43,631,860

Building Products–4.85%

Masco Corp.	1,517,237	40,039,884
Owens Corning	1,118,025	51,641,575
		91,681,459

Communications Equipment–2.24%

Ciena Corp. (b)	2,378,184	42,260,330

Construction & Engineering–2.17%

Fluor Corp.	912,229	40,949,960

Construction Materials–2.00%

Eagle Materials Inc.	705,049	37,748,324

Diversified Banks–2.18%

Comerica Inc.	1,199,521	41,143,570

Diversified Chemicals–2.59%

Eastman Chemical Co.	799,982	48,966,898

Education Services–1.80%

DeVry Education Group Inc.	1,711,651	34,061,855

	Shares	Value

Electric Utilities–2.12%

Edison International	648,774	$40,094,233

Electronic Equipment & Instruments–1.93%

Keysight Technologies, Inc. (b)	1,561,661	36,542,867

Environmental & Facilities Services–2.21%

Clean Harbors, Inc. (b)	942,057	41,742,546

Health Care Facilities–6.89%

Brookdale Senior Living Inc. (b)	961,453	15,652,455
HealthSouth Corp.	1,600,940	57,297,643
Universal Health Services, Inc. -Class B	507,833	57,202,309
		130,152,407

Heavy Electrical Equipment–1.32%

Babcock & Wilcox Enterprises, Inc. (b)	1,204,859	24,880,338

Industrial Machinery–2.19%

Ingersoll-Rand PLC	805,537	41,460,989

Insurance Brokers–6.30%

Arthur J. Gallagher & Co.	934,411	35,171,230
Marsh & McLennan Cos., Inc.	502,046	26,774,113
Willis Towers Watson PLC	498,035	57,010,067
		118,955,410

Investment Banking & Brokerage–1.93%

Stifel Financial Corp. (b)	1,091,900	36,534,974

IT Consulting & Other Services–1.94%

Teradata Corp. (b)	1,504,952	36,630,532

Life Sciences Tools & Services–2.41%

PerkinElmer, Inc.	940,605	45,450,034

Multi-Utilities–0.81%

CenterPoint Energy, Inc.	858,246	15,336,856

Oil & Gas Equipment & Services–3.04%

Amec Foster Wheeler PLC (United Kingdom)	3,200,822	18,931,146
Amec Foster Wheeler PLC -ADR (United Kingdom)	143,068	861,269
Baker Hughes Inc.	863,089	37,553,002
		57,345,417

Oil & Gas Exploration & Production–1.75%

Devon Energy Corp.	1,183,670	33,024,393

Oil & Gas Storage & Transportation–1.53%

Williams Cos., Inc. (The)	1,498,688	28,924,678

Packaged Foods & Meats–3.34%

ConAgra Foods, Inc.	1,517,453	63,186,743

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Property & Casualty Insurance–2.73%

FNF Group	1,592,755	$51,573,407

Real Estate Operating Companies–3.05%

Forest City Realty Trust, Inc. -Class A (b)	2,923,729	57,597,461

Regional Banks–6.47%

BB&T Corp.	1,504,891	49,149,740
Wintrust Financial Corp.	1,124,377	47,325,028
Zions Bancorp.	1,137,765	25,804,510
		122,279,278

Specialty Chemicals–1.98%

W.R. Grace & Co. (b)	459,326	37,361,577

Technology Hardware, Storage & Peripherals–3.12%

Diebold, Inc.	1,133,928	31,432,484
NetApp, Inc.	1,255,103	27,524,409
		58,956,893

	Shares	Value

Trucking–1.40%

Swift Transportation Co. (b)	1,618,741	$26,401,666
Total Common Stocks & Other Equity Interests (Cost $1,967,427,379)		1,825,144,244

Money Market Funds–3.38%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	31,937,139	31,937,139
Premier Portfolio –Institutional Class, 0.34% (c)	31,937,139	31,937,139
Total Money Market Funds (Cost $63,874,278)		63,874,278
TOTAL INVESTMENTS–99.98% (Cost $2,031,301,657)		1,889,018,522
OTHER ASSETS LESS LIABILITIES–0.02%		382,553
NET ASSETS–100.00%		$1,889,401,075

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 1,870,087,376	$18,931,146	$ —	$ 1,889,018,522

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $519,586,146 and $405,786,422, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$174,685,247
Aggregate unrealized (depreciation) of investment securities	(317,646,966)
Net unrealized appreciation (depreciation) of investment securities	$(142,961,719)
Cost of investments for tax purposes is $2,031,980,241.

Invesco American Value Fund

Invesco Comstock Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	VK-COM-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.37%

Aerospace & Defense–1.06%

Textron Inc.	3,466,768	$118,632,801

Aluminum–0.76%

Alcoa Inc.	11,740,697	85,589,681

Application Software–0.76%

Citrix Systems, Inc. (b)	1,205,698	84,953,481

Asset Management & Custody Banks–2.54%

Bank of New York Mellon Corp. (The)	3,364,967	121,879,105
State Street Corp.	2,941,448	163,926,897
		285,806,002

Auto Parts & Equipment–1.67%

Johnson Controls, Inc.	5,220,369	187,254,636

Automobile Manufacturers–1.78%

General Motors Co.	6,753,231	200,165,767

Biotechnology–0.89%

AbbVie Inc.	1,819,088	99,867,931

Broadcasting–0.47%

CBS Corp. -Class B	1,118,994	53,152,215

Cable & Satellite–2.79%

Comcast Corp. -Class A	3,418,417	190,440,011
Time Warner Cable Inc.	674,513	122,768,111
		313,208,122

Communications Equipment–2.29%

Cisco Systems, Inc.	10,820,295	257,414,818

Construction Machinery & Heavy Trucks–1.49%

Caterpillar Inc.	2,688,940	167,359,626

Consumer Finance–0.98%

Ally Financial Inc. (b)	6,933,347	109,893,550

Data Processing & Outsourced Services–1.05%

PayPal Holdings, Inc. (b)	3,271,780	118,242,129

Department Stores–1.40%

Kohl’s Corp.	3,161,737	157,296,416

Diversified Banks–13.71%

Bank of America Corp.	22,047,474	311,751,282
Citigroup Inc.	12,013,581	511,538,279
JPMorgan Chase & Co.	7,356,197	437,693,721
U.S. Bancorp	1,194,277	47,842,737

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	4,649,637	$233,551,267
		1,542,377,286

Drug Retail–0.51%

CVS Health Corp.	594,373	57,410,488

Electric Utilities–0.50%

FirstEnergy Corp.	1,690,018	55,871,995

Electrical Components & Equipment–1.52%

Emerson Electric Co.	3,729,125	171,465,167

Electronic Components–0.70%

Corning Inc.	4,215,862	78,457,192

General Merchandise Stores–1.19%

Target Corp.	1,851,726	134,101,997

Health Care Equipment–0.82%

Medtronic PLC	1,220,399	92,652,692

Health Care Services–0.81%

Express Scripts Holding Co. (b)	1,273,074	91,495,828

Hotels, Resorts & Cruise Lines–2.89%

Carnival Corp.	6,751,227	324,936,555

Hypermarkets & Super Centers–1.10%

Wal-Mart Stores, Inc.	1,856,094	123,170,398

Industrial Conglomerates–2.36%

General Electric Co.	9,133,950	265,797,945

Industrial Machinery–0.59%

Ingersoll-Rand PLC	1,292,932	66,547,210

Integrated Oil & Gas–8.28%

BP PLC -ADR (United Kingdom)	6,284,532	203,430,301
Chevron Corp.	2,030,431	175,571,368
Occidental Petroleum Corp.	1,595,478	109,816,751
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,782,551	210,097,465
Suncor Energy, Inc. (Canada)	9,892,274	232,963,053
		931,878,938

Integrated Telecommunication Services–0.82%

Frontier Communications Corp.	20,330,551	92,504,007

Internet Software & Services–1.77%

eBay Inc. (b)	5,898,611	138,381,414
Yahoo! Inc. (b)	2,036,695	60,102,869
		198,484,283

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.31%

Goldman Sachs Group, Inc. (The)	669,883	$108,226,298
Morgan Stanley	5,868,383	151,873,752
		260,100,050

Leisure Products–0.40%

Mattel, Inc.	1,645,234	45,392,006

Life & Health Insurance–2.71%

Aflac, Inc.	2,458,900	142,517,844
MetLife, Inc.	3,639,156	162,488,315
		305,006,159

Managed Health Care–0.99%

Anthem, Inc.	851,302	111,086,398

Movies & Entertainment–2.97%

Time Warner Inc.	774,968	54,588,746
Twenty-First Century Fox, Inc. -Class B	4,860,975	131,732,422
Viacom Inc. -Class B	3,232,420	147,527,649
		333,848,817

Multi-Utilities–0.73%

PG&E Corp.	1,502,213	82,486,516

Oil & Gas Drilling–0.36%

Noble Corp. PLC	5,238,978	40,811,639

Oil & Gas Equipment & Services–2.19%

Halliburton Co.	2,944,412	93,602,858
Weatherford International PLC (b)	22,727,768	153,185,156
		246,788,014

Oil & Gas Exploration & Production–2.97%

Canadian Natural Resources Ltd. (Canada)	3,160,056	67,651,840
Devon Energy Corp.	3,249,504	90,661,162
Hess Corp.	2,383,257	101,288,422
QEP Resources Inc.	5,771,776	73,994,168
		333,595,592

Packaged Foods & Meats–0.96%

ConAgra Foods, Inc.	1,446,164	60,218,269
Mondelez International, Inc. -Class A	1,097,722	47,311,818
		107,530,087

Paper Packaging–0.96%

International Paper Co.	3,145,123	107,594,658

Personal Products–0.53%

Unilever N.V. -New York Shares (United Kingdom)	1,350,925	59,994,579

Pharmaceuticals–7.77%

GlaxoSmithKline PLC -ADR (United Kingdom)	1,173,612	48,458,439
Merck & Co., Inc.	4,531,064	229,589,013
Novartis AG (Switzerland)	1,951,284	151,354,612
Pfizer Inc.	6,356,920	193,822,491
Roche Holding AG -ADR (Switzerland)	3,022,160	97,295,117

	Shares	Value

Pharmaceuticals–(continued)

Sanofi -ADR (France)	3,685,736	$153,474,047
		873,993,719

Property & Casualty Insurance–1.39%

Allstate Corp. (The)	2,586,993	156,771,776

Regional Banks–3.71%

Citizens Financial Group Inc.	3,765,007	80,006,399
Fifth Third Bancorp	9,163,163	144,777,975
PNC Financial Services Group, Inc. (The)	2,227,534	193,015,821
		417,800,195

Semiconductors–0.98%

Intel Corp.	3,569,847	110,736,654

Soft Drinks–1.80%

Coca-Cola Co. (The)	4,718,326	202,510,552

Systems Software–3.32%

Microsoft Corp.	3,707,752	204,260,058
Symantec Corp.	8,550,969	169,651,225
		373,911,283

Technology Hardware, Storage & Peripherals–1.82%

Hewlett Packard Enterprise Co.	325,478	4,478,577
HP Inc.	5,121,462	49,729,396
NetApp, Inc.	6,870,724	150,674,978
		204,882,951
Total Common Stocks & Other Equity Interests (Cost $10,581,696,977)		10,840,830,801

Money Market Funds–3.57%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	200,654,348	200,654,348
Premier Portfolio –Institutional Class, 0.34% (c)	200,654,348	200,654,348
Total Money Market Funds (Cost $401,308,696)		401,308,696
TOTAL INVESTMENTS–99.94% (Cost $10,983,005,673)		11,242,139,497
OTHER ASSETS LESS LIABILITIES–0.06%		6,566,665
NET ASSETS–100.00%		$11,248,706,162

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,090,784,885	$151,354,612	$—	$11,242,139,497
Forward Foreign Currency Contracts*	—	(2,889,139)	—	(2,889,139)
Total Investments	$11,090,784,885	$148,465,473	$—	$11,239,250,358
*	Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/19/16	Barclays Bank PLC	EUR	60,661,249	USD	66,175,721	$65,748,702	$427,019
02/19/16	Canadian Imperial Bank of Commerce	CAD	76,904,561	USD	52,619,035	54,898,306	(2,279,271)
02/19/16	Canadian Imperial Bank of Commerce	CHF	54,690,338	USD	54,567,289	53,431,873	1,135,416
02/19/16	Canadian Imperial Bank of Commerce	EUR	60,374,720	USD	65,882,706	65,438,143	444,563
02/19/16	Canadian Imperial Bank of Commerce	GBP	34,229,946	USD	48,463,442	48,777,112	(313,670)
02/19/16	Deutsche Bank Securities Inc.	CAD	76,904,048	USD	52,658,136	54,897,940	(2,239,804)
02/19/16	Deutsche Bank Securities Inc.	CHF	54,690,352	USD	54,615,529	53,431,887	1,183,642
02/19/16	Deutsche Bank Securities Inc.	EUR	60,374,720	USD	65,857,650	65,438,142	419,508
02/19/16	Deutsche Bank Securities Inc.	GBP	34,229,946	USD	48,582,905	48,777,112	(194,207)
02/19/16	Goldman Sachs International	CAD	76,904,559	USD	52,619,393	54,898,304	(2,278,911)
02/19/16	Goldman Sachs International	CHF	54,690,352	USD	54,659,688	53,431,887	1,227,801
02/19/16	Goldman Sachs International	EUR	60,374,722	USD	65,852,400	65,438,145	414,255
02/19/16	Goldman Sachs International	GBP	34,228,452	USD	48,615,150	48,774,983	(159,833)
02/19/16	RBC Capital Markets Corp.	CAD	76,904,560	USD	52,726,902	54,898,305	(2,171,403)
02/19/16	RBC Capital Markets Corp.	CHF	54,690,352	USD	54,649,365	53,431,887	1,217,478
02/19/16	RBC Capital Markets Corp.	EUR	60,374,720	USD	65,874,857	65,438,142	436,715
02/19/16	RBC Capital Markets Corp.	GBP	34,229,947	USD	48,618,676	48,777,113	(158,437)
Total Forward Foreign Currency Contracts - Currency Risk							$(2,889,139)

Currency Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	U.S. Dollar
EUR	—	Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $1,347,817,443 and $1,433,247,604, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,624,628,127
Aggregate unrealized (depreciation) of investment securities	(1,373,501,286)
Net unrealized appreciation of investment securities	$251,126,841
Cost of investments for tax purposes is $10,991,012,656.

Invesco Comstock Fund

Invesco Dividend Income Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	I-DIVI-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.60%

Aerospace & Defense–3.50%

General Dynamics Corp.	72,170	$9,654,181
Lockheed Martin Corp.	92,433	19,503,363
		29,157,544

Air Freight & Logistics–0.57%

United Parcel Service, Inc. -Class B	51,066	4,759,351

Asset Management & Custody Banks–2.26%

Federated Investors, Inc. -Class B	475,972	12,037,332
Waddell & Reed Financial, Inc. -Class A	246,132	6,753,862
		18,791,194

Department Stores–0.78%

Marks & Spencer Group PLC (United Kingdom)	1,070,109	6,498,991

Drug Retail–1.17%

Walgreens Boots Alliance, Inc.	121,827	9,712,048

Electric Utilities–9.41%

American Electric Power Co., Inc.	87,326	5,324,266
Duke Energy Corp.	209,875	15,803,588
Exelon Corp.	316,955	9,372,359
Pepco Holdings, Inc.	428,264	11,426,084
Pinnacle West Capital Corp.	211,504	14,024,830
Portland General Electric Co.	246,902	9,597,081
Xcel Energy, Inc.	334,003	12,765,595
		78,313,803

Electrical Components & Equipment–2.35%

ABB Ltd. (Switzerland)	534,691	9,259,255
Emerson Electric Co.	223,497	10,276,392
		19,535,647

Food Distributors–1.48%

Sysco Corp.	309,768	12,331,864

Gas Utilities–5.73%

AGL Resources Inc.	151,729	9,643,895
National Fuel Gas Co.	189,335	8,582,556
Southwest Gas Corp.	254,476	14,970,823
WGL Holdings Inc.	217,618	14,534,706
		47,731,980

General Merchandise Stores–1.27%

Target Corp.	146,146	10,583,893

Household Products–2.89%

Kimberly-Clark Corp.	71,058	9,125,268

	Shares	Value

Household Products–(continued)

Procter & Gamble Co. (The)	182,901	$14,941,183
		24,066,451

Integrated Oil & Gas–6.59%

Exxon Mobil Corp.	303,134	23,598,982
Royal Dutch Shell PLC -Class B (United Kingdom)	247,789	5,418,491
Suncor Energy, Inc. (Canada)	514,923	12,196,270
TOTAL S.A. (France)	305,924	13,612,283
		54,826,026

Integrated Telecommunication Services–8.25%

AT&T Inc.	630,568	22,738,282
CenturyLink Inc.	333,302	8,472,537
Deutsche Telekom AG (Germany)	500,216	8,678,673
Verizon Communications Inc.	576,436	28,804,507
		68,693,999

Multi-Utilities–9.06%

CMS Energy Corp.	366,826	14,262,195
Dominion Resources, Inc.	164,863	11,898,163
DTE Energy Co.	120,213	10,219,307
National Grid PLC (United Kingdom)	571,600	8,056,655
Public Service Enterprise Group Inc.	338,833	13,993,803
Sempra Energy	52,789	5,001,758
TECO Energy, Inc.	443,344	12,023,489
		75,455,370

Packaged Foods & Meats–8.07%

Campbell Soup Co.	395,948	22,335,427
General Mills, Inc.	397,280	22,450,293
Kraft Heinz Co. (The)	287,434	22,437,098
		67,222,818

Paper Packaging–1.61%

Sonoco Products Co.	338,344	13,367,971

Pharmaceuticals–6.89%

Bristol-Myers Squibb Co.	149,427	9,288,383
Eli Lilly and Co.	171,562	13,570,554
Johnson & Johnson	124,623	13,015,626
Merck & Co., Inc.	424,770	21,523,096
		57,397,659

Property & Casualty Insurance–0.64%

Travelers Cos., Inc. (The)	50,182	5,371,481

Regional Banks–3.71%

Cullen/Frost Bankers, Inc.	209,743	10,038,300
M&T Bank Corp.	80,624	8,883,153
Prosperity Bancshares, Inc.	281,398	11,931,275
		30,852,728

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Restaurants–3.27%

Darden Restaurants, Inc.	173,341	$10,930,884
McDonald’s Corp.	131,477	16,274,223
		27,205,107

Semiconductors–1.99%

Linear Technology Corp.	170,780	7,297,429
Microchip Technology Inc.	206,148	9,237,492
		16,534,921

Soft Drinks–2.71%

Coca-Cola Co. (The)	526,624	22,602,702

Specialized REIT’s–1.22%

Four Corners Property Trust, Inc.	46,967	793,742
Plum Creek Timber Co., Inc.	230,508	9,337,879
		10,131,621

Tobacco–4.18%

Altria Group, Inc.	351,811	21,499,170
Philip Morris International Inc.	147,898	13,312,299
		34,811,469
Total Common Stocks & Other Equity Interests (Cost $613,851,959)		745,956,638

	Shares	Value

Money Market Funds–10.72%

Liquid Assets Portfolio –Institutional Class, 0.38% (b)	44,603,847	$44,603,847
Premier Portfolio –Institutional Class, 0.34% (b)	44,603,847	44,603,847
Total Money Market Funds (Cost $89,207,694)		89,207,694
TOTAL INVESTMENTS–100.32% (Cost $703,059,653)		835,164,332
OTHER ASSETS LESS LIABILITIES–(0.32)%		(2,626,187)
NET ASSETS–100.00%		$832,538,145

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$792,318,657	$42,845,675	$—	$835,164,332
Forward Foreign Currency Contracts*	—	(150,473)	—	(150,473)
Total Investments	$792,318,657	$42,695,202	$—	$835,013,859
*	Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
03/30/2016	Citigroup Global Markets Inc.	CAD	2,496,538	USD	1,707,484	$1,782,176	$(74,692)
03/30/2016	Citigroup Global Markets Inc.	EUR	3,265,099	USD	3,566,046	3,543,185	22,861
03/30/2016	Deutsche Bank Securities Inc.	CAD	2,496,481	USD	1,709,445	1,782,136	(72,691)
03/30/2016	Deutsche Bank Securities Inc.	EUR	3,265,124	USD	3,566,691	3,543,213	23,478
03/30/2016	Goldman Sachs International	CAD	2,496,537	USD	1,709,530	1,782,176	(72,646)
03/30/2016	Goldman Sachs International	EUR	3,265,098	USD	3,566,401	3,543,184	23,217
Total Forward Foreign Currency Contracts—Currency Risk							$(150,473)

Currency Abbreviations:

CAD — Canadian Dollar

EUR — Euro

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $177,452,636 and $50,502,355, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$153,674,514
Aggregate unrealized (depreciation) of investment securities	(21,572,945)
Net unrealized appreciation of investment securities	$132,101,569
Cost of investments for tax purposes is $703,062,763.

Invesco Dividend Income Fund

Invesco Energy Fund Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	I-ENE-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.64%

Integrated Oil & Gas–27.90%

BP PLC -ADR (United Kingdom)	901,991	$29,197,449
Cenovus Energy Inc. (Canada)	1,715,891	21,141,649
Chevron Corp.	337,138	29,152,323
Exxon Mobil Corp.	312,741	24,346,887
Occidental Petroleum Corp.	595,666	40,999,691
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	824,577	36,223,667
Suncor Energy, Inc. (Canada)	1,202,762	28,488,163
		209,549,829

Oil & Gas Drilling–4.03%

Ensco PLC -Class A	1,217,925	11,911,306
Helmerich & Payne, Inc.	361,610	18,369,788
		30,281,094

Oil & Gas Equipment & Services–13.24%

Core Laboratories N.V.	265,421	26,117,427
Halliburton Co.	212,438	6,753,404
Schlumberger Ltd.	485,237	35,068,078
Superior Energy Services, Inc.	791,804	8,163,499
Tidewater Inc.	697,196	3,702,111
Weatherford International PLC (b)	2,905,418	19,582,517
		99,387,036

Oil & Gas Exploration & Production–49.32%

Anadarko Petroleum Corp.	467,414	18,271,213
Apache Corp.	917,710	39,039,383
Cabot Oil & Gas Corp.	911,555	18,914,766
Canadian Natural Resources Ltd. (Canada)	1,493,107	31,965,078
Cobalt International Energy, Inc. (b)	5,064,661	19,195,065
Concho Resources Inc. (b)	344,521	32,774,283
Devon Energy Corp.	1,157,230	32,286,717
EOG Resources, Inc.	395,777	28,108,083
Hess Corp.	563,036	23,929,030
Marathon Oil Corp.	1,219,336	11,864,139
Noble Energy, Inc.	895,590	28,990,248
Oasis Petroleum Inc. (b)	2,306,525	12,339,909
PrairieSky Royalty Ltd. (Canada)	1,064,874	15,157,645
Range Resources Corp.	892,823	26,391,848
Tullow Oil PLC (United Kingdom)(b)	6,233,364	15,641,370
Ultra Petroleum Corp. (b)	1,429,727	3,231,183
Whiting Petroleum Corp. (b)	1,675,987	12,318,505
		370,418,465

Oil & Gas Refining & Marketing–2.15%

Phillips 66	201,110	16,118,966
Total Common Stocks & Other Equity Interests (Cost $1,104,821,139)		725,755,390

	Shares	Value

Money Market Funds–3.58%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	13,453,943	$13,453,943
Premier Portfolio –Institutional Class, 0.34% (c)	13,453,943	13,453,943
Total Money Market Funds (Cost $26,907,886)		26,907,886
TOTAL INVESTMENTS–100.22% (Cost $1,131,729,025)		752,663,276
OTHER ASSETS LESS LIABILITIES–(0.22)%		(1,657,452)
NET ASSETS–100.00%		$751,005,824

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$737,021,906	$15,641,370	$—	$752,663,276

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $185,988,364 and $176,218,459, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$55,450,772
Aggregate unrealized (depreciation) of investment securities	(440,098,113)
Net unrealized appreciation (depreciation) of investment securities	$(384,647,341)
Cost of investments for tax purposes is $1,137,310,617.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	I-GPM-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.30%

Brazil–1.53%

Yamana Gold Inc.	1,631,260	$2,773,142

Canada–68.14%

Agnico Eagle Mines Ltd.	340,878	10,035,448
Alamos Gold Inc. -Class A	1,058,708	3,453,828
B2Gold Corp. (a)	5,379,396	4,108,901
Barrick Gold Corp.	946,831	9,383,095
Belo Sun Mining Corp. (a)	9,002,717	1,670,919
Continental Gold Inc. (a)	3,933,892	4,352,738
Detour Gold Corp. (a)	730,284	8,883,206
Eldorado Gold Corp.	2,428,476	5,512,763
Franco-Nevada Corp.	234,453	10,381,639
Goldcorp, Inc.	699,416	7,931,377
Ivanhoe Mines Ltd. -Class A (a)	4,107,436	1,993,830
Kinross Gold Corp. (a)	2,767,338	4,563,337
Lydian International, Ltd. (a)	4,805,606	703,251
New Gold Inc. (a)	3,042,651	7,493,412
Platinum Group Metals Ltd. (a)	1,139,567	1,301,572
Pretium Resources Inc. (a)	668,668	2,849,661
Primero Mining Corp. (a)	1,563,620	3,895,516
Rubicon Minerals Corp. (a)	5,778,395	123,748
Sandstorm Gold Ltd. (a)	819,322	1,865,751
SEMAFO Inc. (a)	1,863,050	4,654,799
Silver Wheaton Corp.	630,521	7,414,927
Torex Gold Resources Inc. (a)	13,399,126	12,051,896
True Gold Mining Inc. (a)	6,364,109	1,294,765
Turquoise Hill Resources Ltd. (a)	3,442,119	7,199,492
		123,119,871

Mali–4.92%

Randgold Resources Ltd. -ADR	125,662	8,886,817

Mexico–3.12%

Fresnillo PLC	544,479	5,630,670

South Africa–1.81%

Gold Fields Ltd. -ADR	555,522	1,888,775
Petra Diamonds Ltd.	1,101,030	1,388,487
		3,277,262

United States–17.78%

Argonaut Gold, Inc. (a)	1,319,464	1,007,835
Boart Longyear Ltd. (a)	8,395,242	301,742
iShares® Gold Trust - ETF (a)	689,800	7,436,044
Newmont Mining Corp.	316,353	6,314,406
SPDR® Gold Trust - ETF (a)	86,100	9,209,256

	Shares	Value

United States–(continued)
Tahoe Resources Inc.	1,012,127	$7,860,900
		32,130,183
Total Common Stocks & Other Equity Interests (Cost $310,687,473)		175,817,945

Money Market Funds–2.82%

Liquid Assets Portfolio –Institutional Class, 0.38% (b)	2,548,514	2,548,514
Premier Portfolio –Institutional Class, 0.34% (b)	2,548,513	2,548,513
Total Money Market Funds (Cost $5,097,027)		5,097,027
TOTAL INVESTMENTS–100.12% (Cost $315,784,500)		180,914,972
OTHER ASSETS LESS LIABILITIES–(0.12)%		(221,349)
NET ASSETS–100.00%		$180,693,623

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

During the nine months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $5,932,412, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$2,773,142	$—	$—	$2,773,142
Canada	123,119,871	—	—	123,119,871
Mali	8,886,817	—	—	8,886,817
Mexico	—	5,630,670	—	5,630,670
South Africa	3,277,262	—	—	3,277,262
United States	36,925,468	301,742	—	37,227,210
Total Investments	$174,982,560	$5,932,412	$—	$180,914,972

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $28,241,902 and $23,893,237, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,353,150
Aggregate unrealized (depreciation) of investment securities	(179,692,821)
Net unrealized appreciation (depreciation) of investment securities	$(161,339,671)
Cost of investments for tax purposes is $342,254,643.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	VK-MCG-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.19%

Airlines–2.30%

Southwest Airlines Co.	692,103	$26,036,915
United Continental Holdings Inc. (b)	642,217	31,006,237
		57,043,152

Apparel Retail–1.27%

L Brands, Inc.	328,543	31,589,410

Apparel, Accessories & Luxury Goods–0.60%

Under Armour, Inc. -Class A (b)	173,747	14,843,206

Application Software–4.13%

Cadence Design Systems, Inc. (b)	1,938,198	37,911,153
Mobileye N.V. (b)(c)	800,329	21,712,926
SS&C Technologies Holdings, Inc.	266,085	17,106,604
Tyler Technologies, Inc. (b)	163,161	25,626,067
		102,356,750

Asset Management & Custody Banks–0.67%

WisdomTree Investments, Inc. (c)	1,382,066	16,584,792

Auto Parts & Equipment–0.99%

Gentherm Inc. (b)	616,781	24,677,408

Automobile Manufacturers–0.76%

Tesla Motors, Inc. (b)	98,337	18,802,034

Automotive Retail–2.98%

Advance Auto Parts, Inc.	194,182	29,525,373
O’Reilly Automotive, Inc. (b)	170,309	44,433,618
		73,958,991

Biotechnology–3.23%

Alexion Pharmaceuticals, Inc. (b)	227,138	33,146,248
BioMarin Pharmaceutical Inc. (b)	351,829	26,042,383
Medivation Inc. (b)	643,671	21,048,042
		80,236,673

Building Products–5.81%

A.O. Smith Corp.	559,756	39,098,957
Allegion PLC	340,350	20,611,596
Lennox International Inc.	273,423	32,761,544
Masco Corp.	805,420	21,255,034
Owens Corning	656,722	30,333,989
		144,061,120

Communications Equipment–2.14%

Palo Alto Networks, Inc. (b)	355,497	53,143,247

Construction Machinery & Heavy Trucks–0.63%

WABCO Holdings Inc. (b)	175,562	15,739,133

	Shares	Value

Construction Materials–0.52%

Vulcan Materials Co.	145,910	$12,869,262

Consumer Electronics–1.17%

Harman International Industries, Inc.	388,562	28,905,127

Data Processing & Outsourced Services–2.07%

Alliance Data Systems Corp. (b)	98,896	19,758,432
Fidelity National Information Services, Inc.	527,387	31,500,825
		51,259,257

Distillers & Vintners–3.14%

Constellation Brands, Inc. -Class A	511,325	77,966,836

Diversified Support Services–1.30%

KAR Auction Services Inc.	962,100	32,153,382

Electrical Components & Equipment–1.04%

Acuity Brands, Inc.	127,982	25,907,396

Electronic Components–1.70%

Amphenol Corp. -Class A	850,813	42,174,800

Footwear–1.16%

Skechers U.S.A., Inc. -Class A (b)	1,020,269	28,761,383

General Merchandise Stores–2.12%

Burlington Stores, Inc. (b)	977,952	52,545,361

Health Care Equipment–4.14%

Boston Scientific Corp. (b)	2,328,532	40,819,166
DexCom Inc. (b)	309,955	22,093,593
Hologic, Inc. (b)	1,171,713	39,767,939
		102,680,698

Health Care Facilities–1.37%

VCA, Inc. (b)	663,623	34,023,951

Health Care Services–0.95%

Team Health Holdings, Inc. (b)	574,866	23,494,773

Health Care Supplies–0.64%

Penumbra, Inc. (b)	369,964	15,834,459

Hotels, Resorts & Cruise Lines–1.29%

Royal Caribbean Cruises Ltd.	390,029	31,966,777

Household Appliances–0.77%

Whirlpool Corp.	141,870	19,065,909

Housewares & Specialties–0.41%

Jarden Corp. (b)	191,053	10,135,362

Industrial Conglomerates–1.60%

Carlisle Cos. Inc.	474,176	39,679,048

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Industrial Machinery–1.64%

Stanley Black & Decker Inc.	432,391	$40,791,767

Internet Software & Services–2.25%

CoStar Group Inc. (b)	128,510	22,536,799
LinkedIn Corp. -Class A (b)	167,723	33,194,059
		55,730,858

Investment Banking & Brokerage–3.10%

E*TRADE Financial Corp. (b)	2,207,980	52,020,009
Lazard Ltd. -Class A	689,558	24,817,192
		76,837,201

IT Consulting & Other Services–0.84%

Gartner, Inc. (b)	236,722	20,805,497

Leisure Products–1.62%

Brunswick Corp.	1,008,866	40,203,310

Life Sciences Tools & Services–2.38%

Illumina, Inc. (b)	158,944	25,105,205
VWR Corp. (b)	1,384,206	33,857,679
		58,962,884

Managed Health Care–1.74%

Centene Corp. (b)	693,889	43,062,751

Metal & Glass Containers–0.77%

Berry Plastics Group Inc. (b)	610,242	18,978,526

Movies & Entertainment–1.42%

Cinemark Holdings, Inc.	1,196,793	35,293,426

Oil & Gas Exploration & Production–2.43%

Concho Resources Inc. (b)	119,107	11,330,649
Diamondback Energy Inc. (b)	287,856	21,747,521
EQT Corp.	178,301	11,008,304
Pioneer Natural Resources Co.	131,214	16,263,975
		60,350,449

Packaged Foods & Meats–1.40%

Hain Celestial Group, Inc. (The) (b)	426,950	15,532,441
WhiteWave Foods Co. (The) (b)	510,566	19,273,867
		34,806,308

Pharmaceuticals–1.25%

Pacira Pharmaceuticals, Inc. (b)	522,646	31,055,625

Regional Banks–1.44%

SVB Financial Group (b)	351,826	35,647,010

Restaurants–1.47%

Domino’s Pizza, Inc.	319,514	36,402,230

Semiconductors–4.11%

Cavium Inc. (b)	698,394	40,346,221
NXP Semiconductors N.V. (Netherlands)(b)	618,429	46,246,121
Qorvo, Inc. (b)	384,627	15,231,229
		101,823,571

	Shares	Value

Soft Drinks–1.62%

Monster Beverage Corp. (b)	298,012	$40,240,560

Specialized Finance–4.65%

Intercontinental Exchange, Inc.	272,234	71,815,329
McGraw Hill Financial, Inc.	513,138	43,626,993
		115,442,322

Specialized REIT’s–1.51%

Equinix, Inc.	120,935	37,558,783

Specialty Chemicals–2.16%

PPG Industries, Inc.	378,692	36,021,183
Valspar Corp. (The)	222,915	17,460,932
		53,482,115

Specialty Stores–3.92%

Signet Jewelers Ltd.	435,282	50,492,712
Tractor Supply Co.	529,904	46,795,822
		97,288,534

Systems Software–1.71%

ServiceNow, Inc. (b)	680,134	42,311,136

Thrifts & Mortgage Finance–0.51%

MGIC Investment Corp. (b)	1,917,307	12,692,572

Trucking–0.47%

Old Dominion Freight Line, Inc. (b)	214,797	11,777,320

Wireless Telecommunication Services–1.88%

SBA Communications Corp. -Class A (b)	469,868	46,648,495
Total Common Stocks & Other Equity Interests (Cost $2,253,445,130)		2,410,652,947

Money Market Funds–2.43%

Liquid Assets Portfolio –Institutional Class, 0.38% (d)	30,164,276	30,164,276
Premier Portfolio –Institutional Class, 0.34% (d)	30,164,277	30,164,277
Total Money Market Funds (Cost $60,328,553)		60,328,553
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.62% (Cost $2,313,773,683)		2,470,981,500

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.14%

Liquid Assets Portfolio –Institutional Class, 0.38% (Cost $28,354,970)(d)(e)	28,354,970	28,354,970
TOTAL INVESTMENTS–100.76% (Cost $2,342,128,653)		2,499,336,470
OTHER ASSETS LESS LIABILITIES–(0.76)%		(18,810,261)
NET ASSETS–100.00%		$2,480,526,209

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $1,239,690,105 and $1,384,466,476, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$359,549,752
Aggregate unrealized (depreciation) of investment securities	(204,211,697)
Net unrealized appreciation of investment securities	$155,338,055
Cost of investments for tax purposes is $2,343,998,415.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	VK-SCV-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–97.15%

Advertising–3.99%

MDC Partners Inc. -Class A (b)	5,103,196	$99,716,450

Apparel Retail–1.68%

Chico’s FAS, Inc.	643,815	6,689,238
Men’s Wearhouse, Inc. (The) (b)	2,566,456	35,186,112
		41,875,350

Asset Management & Custody Banks–3.39%

Affiliated Managers Group, Inc. (c)	560,900	75,267,171
Virtus Investment Partners Inc.	77,500	6,820,000
Waddell & Reed Financial, Inc. -Class A	90,700	2,488,808
		84,575,979

Auto Parts & Equipment–5.60%

Dana Holding Corp.	5,071,735	60,302,929
Gentex Corp.	4,669,600	63,926,824
Modine Manufacturing Co. (b)(c)	2,436,326	15,641,213
		139,870,966

Automobile Manufacturers–1.61%

Winnebago Industries, Inc. (b)	2,281,061	40,169,484

Building Products–0.71%

Owens Corning	80,049	3,697,464
Ply Gem Holdings Inc. (c)	1,420,630	14,163,681
		17,861,145

Construction & Engineering–4.12%

AECOM (c)	3,749,399	102,883,509

Construction Machinery & Heavy Trucks–1.14%

Meritor, Inc. (c)	962,200	6,571,826
Terex Corp.	866,500	19,409,600
WABCO Holdings Inc. (c)	27,900	2,501,235
		28,482,661

Consumer Electronics–0.52%

Harman International Industries, Inc.	174,600	12,988,494

Consumer Finance–1.53%

Synchrony Financial (c)	1,348,100	38,313,002

Diversified Metals & Mining–0.41%

Ferroglobe PLC	1,203,948	10,233,558

Education Services–3.64%

DeVry Education Group Inc. (b)	4,568,517	90,913,488

Electronic Components–5.80%

Belden Inc. (b)	2,538,668	108,451,897
Vishay Intertechnology, Inc.	3,169,800	36,325,908
		144,777,805

	Shares	Value

Electronic Equipment & Instruments–1.75%

FLIR Systems, Inc.	1,498,159	$43,806,169

Electronic Manufacturing Services–3.04%

Flextronics International Ltd. (c)	6,718,000	70,404,640
KEMET Corp. (b)(c)	3,744,102	5,541,271
		75,945,911

Health Care Facilities–2.55%

Hanger, Inc. (b)(c)	4,723,233	63,716,413

Health Care Supplies–5.01%

Alere, Inc. (c)	3,363,922	125,137,898

Homebuilding–0.69%

Installed Building Products Inc. (c)	823,279	17,148,902

Human Resource & Employment Services–6.94%

Kelly Services, Inc. -Class A (b)	2,757,195	45,714,293
Kforce Inc. (b)	2,019,984	45,045,643
ManpowerGroup Inc.	1,082,203	82,626,199
		173,386,135

Industrial Machinery–1.91%

Chart Industries, Inc. (c)	713,300	11,562,593
Kennametal Inc.	2,036,900	36,053,130
		47,615,723

Investment Banking & Brokerage–6.45%

E*TRADE Financial Corp. (c)	2,913,700	68,646,772
LPL Financial Holdings, Inc.	2,463,253	74,932,156
TD Ameritrade Holding Corp.	634,000	17,485,720
		161,064,648

IT Consulting & Other Services–0.89%

Ciber, Inc. (b)(c)	6,808,657	22,128,135

Leisure Products–1.10%

Arctic Cat Inc. (b)	2,027,091	24,953,490
Callaway Golf Co.	286,574	2,496,060
		27,449,550

Life & Health Insurance–0.68%

CNO Financial Group, Inc.	972,188	16,916,071

Oil & Gas Equipment & Services–3.69%

C&J Energy Services Ltd. (c)	2,948,100	7,252,326
Forum Energy Technologies Inc. (c)	2,189,500	24,544,295
Helix Energy Solutions Group Inc. (c)	3,004,500	12,108,135
Weatherford International PLC (c)	7,144,200	48,151,908
		92,056,664

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Personal Products–5.21%

Elizabeth Arden, Inc. (b)(c)	5,362,021	$42,896,168
Nu Skin Enterprises, Inc. -Class A	2,756,886	87,255,442
		130,151,610

Property & Casualty Insurance–3.02%

AmTrust Financial Services, Inc.	1,317,957	75,373,961

Regional Banks–5.74%

First Horizon National Corp.	5,145,667	65,504,341
First Niagara Financial Group, Inc.	207,912	2,035,458
Zions Bancorp.	3,345,700	75,880,476
		143,420,275

Reinsurance–1.53%

Reinsurance Group of America, Inc.	412,494	34,744,370
Validus Holdings, Ltd.	79,700	3,525,928
		38,270,298

Research & Consulting Services–3.68%

FTI Consulting, Inc. (c)	80,218	2,718,588
Huron Consulting Group Inc. (c)	153,709	8,624,612
Navigant Consulting, Inc. (c)	1,810,515	28,588,032
Resources Connection Inc. (b)	3,446,770	52,080,695
		92,011,927

Semiconductor Equipment–0.90%

Brooks Automation, Inc.	2,056,264	19,596,196
Lam Research Corp.	41,517	2,980,505
		22,576,701

Semiconductors–3.02%

ON Semiconductor Corp. (c)	8,813,500	75,443,560

Steel–3.16%

Allegheny Technologies, Inc.	2,682,500	25,161,850
Carpenter Technology Corp.	1,939,078	53,828,805
		78,990,655

Thrifts & Mortgage Finance–1.03%

BofI Holding, Inc. (c)	1,501,500	25,765,740

Trading Companies & Distributors–1.02%

DXP Enterprises, Inc. (c)	557,900	8,747,872
MRC Global Inc. (c)	1,674,946	16,833,207
		25,581,079
Total Common Stocks (Cost $2,647,021,376)		2,426,619,916

	Shares	Value

Money Market Funds–2.42%

Liquid Assets Portfolio –Institutional Class, 0.38% (d)	30,222,874	$30,222,874
Premier Portfolio –Institutional Class, 0.34% (d)	30,222,873	30,222,873
Total Money Market Funds (Cost $60,445,747)		60,445,747
TOTAL INVESTMENTS–99.57% (Cost $2,707,467,123)		2,487,065,663
OTHER ASSETS LESS LIABILITIES–0.43%		10,694,785
NET ASSETS–100.00%		$2,497,760,448

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2016 was $692,154,752, which represented 27.71% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Small Cap Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2016, all the securities in this fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2016.

	Value 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/16	Dividend Income
Arctic Cat Inc.	$—	$46,026,747	$—	$(21,073,257)	$—	$24,953,490	$290,050
Belden Inc.	121,396,149	58,361,556	—	(71,305,808)	—	108,451,897	282,828
Callaway Golf Co. (a)	46,183,648	—	(40,690,472)	(13,298,979)	10,301,863	2,496,060	130,464
Ciber, Inc.	23,832,089	185,055	—	(1,889,009)	—	22,128,135	—
DeVry Education Group Inc.	—	126,239,251	—	(35,325,763)	—	90,913,488	982,526
Elizabeth Arden, Inc.	6,9623,228	4,194,971	—	(30,922,031)	—	42,896,168	—
Hanger, Inc.	84,094,931	14,792,424	—	(35,170,942)	—	63,716,413	—
Installed Building Products Inc. (a)	39,793,798	1,593,900	(32,767,361)	(9,817,242)	18,345,807	17,148,902	—
Kelly Services, Inc. – Class A	30,408,050	13,112,032	—	2,194,211	—	45,714,293	326,704
KEMET Corp.	16,174,521	—	—	(10,633,250)	—	5,541,271	—
Kforce Inc.	41,780,156	4,467,593	—	(1,202,106)	—	45,045,643	633,439
MDC Partners Inc. – Class A	19,932,786	80,439,383	(867,002)	254,036	(42,753)	99,716,450	2,028,987
Men’s Wearhouse, Inc. (The)	—	35,995,188	—	(809,076)	—	35,186,112	—
Modine Manufacturing Co.	21,936,691	5,724,896	—	(12,020,374)	—	15,641,213	—
Quicksilver, Inc. (a)	49,755,293	—	(345,987)	49,233,480	(98,642,786)	—	—
Resources Connection Inc.	57,172,079	—	(3,079,185)	(2,219,022)	206,823	52,080,695	997,657
Winnebago Industries, Inc.	26,175,369	21,166,897		(7,172,782)	—	40,169,484	642,810
Total	$648,258,788	$412,299,893	$(77,750,007)	$(201,177,914)	$(69,831,046)	$711,799,714	$6,315,465

(a)	As of January 31, 2016, this security is no longer considered as an affiliate of the fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $1,075,583,726 and $1,294,705,170, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$292,352,368
Aggregate unrealized (depreciation) of investment securities	(514,263,272)
Net unrealized appreciation (depreciation) of investment securities	$(221,910,904)
Cost of investments for tax purposes is $2,708,976,567.

Invesco Small Cap Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	I-TEC-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.25%

Aerospace & Defense–1.87%

Raytheon Co.	95,051	$12,189,340

Application Software–3.30%

Autodesk, Inc. (b)	33,514	1,569,126
salesforce.com, inc. (b)	294,141	20,019,236
		21,588,362

Biotechnology–13.44%

Alexion Pharmaceuticals, Inc. (b)	41,276	6,023,407
Alkermes PLC (b)	320,052	10,244,865
Amgen Inc.	113,758	17,374,259
Biogen Inc. (b)	23,425	6,396,430
Celgene Corp. (b)	203,611	20,426,255
Gilead Sciences, Inc.	225,245	18,695,335
Vertex Pharmaceuticals Inc. (b)	95,821	8,695,756
		87,856,307

Cable & Satellite–2.91%

DISH Network Corp. -Class A (b)	346,712	16,735,788
Time Warner Cable Inc.	12,561	2,286,228
		19,022,016

Communications Equipment–1.91%

Palo Alto Networks, Inc. (b)	83,463	12,476,884

Consumer Electronics–3.18%

Harman International Industries, Inc.	167,129	12,432,726
Sony Corp. (Japan)	348,500	8,338,377
		20,771,103

Data Processing & Outsourced Services–7.23%

First Data Corp. -Class A (b)	377,916	5,052,737
MasterCard, Inc. -Class A	271,040	24,130,691
Visa Inc. -Class A	242,649	18,074,924
		47,258,352

Health Care Equipment–1.99%

Medtronic PLC	171,472	13,018,154

Home Entertainment Software–2.54%

Activision Blizzard, Inc.	283,519	9,872,132
Electronic Arts Inc. (b)	103,934	6,708,420
		16,580,552

Internet Retail–8.59%

Amazon.com, Inc. (b)	55,706	32,699,422
Netflix Inc. (b)	132,264	12,147,126

	Shares	Value

Internet Retail–(continued)

Priceline Group Inc. (The) (b)	10,619	$11,308,916
		56,155,464

Internet Software & Services–18.76%

Alibaba Group Holding Ltd. -ADR (China)(b)	76,021	5,095,688
Alphabet Inc. -Class A (b)	58,582	44,601,406
Alphabet Inc. -Class C (b)	21,531	15,996,456
Facebook Inc. -Class A (b)	421,478	47,294,046
LinkedIn Corp. -Class A (b)	48,439	9,586,563
		122,574,159

Investment Banking & Brokerage–0.97%

Charles Schwab Corp. (The)	247,892	6,328,683

IT Consulting & Other Services–0.60%

Cognizant Technology Solutions Corp. -Class A (b)	62,146	3,934,463

Life Sciences Tools & Services–2.26%

Thermo Fisher Scientific, Inc.	111,929	14,781,344

Pharmaceuticals–6.18%

Allergan PLC (b)	40,034	11,386,871
Bristol-Myers Squibb Co.	230,561	14,331,672
Eli Lilly and Co.	185,116	14,642,675
		40,361,218

Semiconductors–7.16%

Avago Technologies Ltd. (Singapore)	119,126	15,928,337
NXP Semiconductors N.V. (Netherlands)(b)	181,751	13,591,340
ON Semiconductor Corp. (b)	683,793	5,853,268
Skyworks Solutions, Inc.	165,462	11,403,641
		46,776,586

Systems Software–6.87%

Microsoft Corp.	540,137	29,756,148
ServiceNow, Inc. (b)	243,744	15,163,314
		44,919,462

Technology Hardware, Storage & Peripherals–8.20%

Apple Inc.	550,246	53,560,946

Wireless Telecommunication Services–1.29%

Sprint Corp. (b)	2,781,808	8,401,060
Total Common Stocks & Other Equity Interests (Cost $475,737,220)		648,554,455

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Money Market Funds–0.78%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	2,530,060	$2,530,060
Premier Portfolio –Institutional Class, 0.34% (c)	2,530,061	2,530,061
Total Money Market Funds (Cost $5,060,121)		5,060,121
TOTAL INVESTMENTS–100.03% (Cost $480,797,341)		653,614,576
OTHER ASSETS LESS LIABILITIES–(0.03)%		(186,716)
NET ASSETS–100.00%		$653,427,860

Investment Abbreviations:

ADR           —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Technology Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$645,276,199	$8,338,377	$—	$653,614,576

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $245,879,351 and $278,214,637, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$215,176,931
Aggregate unrealized (depreciation) of investment securities	(42,845,867)
Net unrealized appreciation of investment securities	$172,331,064
Cost of investments for tax purposes is $481,283,512.

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	MS-TECH-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.17%

Aerospace & Defense–1.86%

Raytheon Co.	11,657	$1,494,894

Application Software–3.30%

Autodesk, Inc. (b)	4,096	191,775
salesforce.com, inc. (b)	36,115	2,457,987
		2,649,762

Biotechnology–13.44%

Alexion Pharmaceuticals, Inc. (b)	5,081	741,470
Alkermes PLC (b)	38,495	1,232,225
Amgen Inc.	13,980	2,135,165
Biogen Inc. (b)	2,882	786,959
Celgene Corp. (b)	25,089	2,516,929
Gilead Sciences, Inc.	27,681	2,297,523
Vertex Pharmaceuticals Inc. (b)	11,747	1,066,040
		10,776,311

Cable & Satellite–2.92%

DISH Network Corp. -Class A (b)	42,703	2,061,274
Time Warner Cable Inc.	1,541	280,477
		2,341,751

Communications Equipment–1.91%

Palo Alto Networks, Inc. (b)	10,247	1,531,824

Consumer Electronics–3.16%

Harman International Industries, Inc.	20,562	1,529,607
Sony Corp. (Japan)	42,000	1,004,912
		2,534,519

Data Processing & Outsourced Services–7.20%

First Data Corp. -Class A (b)	46,253	618,403
MasterCard, Inc. -Class A	33,123	2,948,941
Visa Inc. -Class A	29,625	2,206,766
		5,774,110

Health Care Equipment–1.99%

Medtronic PLC	21,073	1,599,862

Home Entertainment Software–2.54%

Activision Blizzard, Inc.	34,873	1,214,278
Electronic Arts Inc. (b)	12,711	820,432
		2,034,710

Internet Retail–8.56%

Amazon.com, Inc. (b)	6,823	4,005,101
Netflix Inc. (b)	16,259	1,493,227

	Shares	Value

Internet Retail–(continued)

Priceline Group Inc. (The) (b)	1,284	$1,367,421
		6,865,749

Internet Software & Services–18.81%

Alibaba Group Holding Ltd. -ADR (China)(b)	9,335	625,725
Alphabet Inc. -Class A(b)	7,224	5,499,992
Alphabet Inc. -Class C (b)	2,658	1,974,761
Facebook Inc. -Class A (b)	51,743	5,806,082
LinkedIn Corp. -Class A (b)	5,949	1,177,367
		15,083,927

Investment Banking & Brokerage–0.97%

Charles Schwab Corp. (The)	30,332	774,376

IT Consulting & Other Services–0.60%

Cognizant Technology Solutions Corp. -Class A (b)	7,659	484,891

Life Sciences Tools & Services–2.26%

Thermo Fisher Scientific, Inc.	13,756	1,816,617

Pharmaceuticals–6.17%

Allergan PLC (b)	4,908	1,395,982
Bristol-Myers Squibb Co.	28,265	1,756,952
Eli Lilly and Co.	22,695	1,795,175
		4,948,109

Semiconductors–7.16%

Avago Technologies Ltd. (Singapore)	14,567	1,947,754
NXP Semiconductors N.V. (Netherlands)(b)	22,355	1,671,707
ON Semiconductor Corp. (b)	83,956	718,663
Skyworks Solutions, Inc.	20,322	1,400,592
		5,738,716

Systems Software–6.89%

Microsoft Corp.	66,453	3,660,896
ServiceNow, Inc. (b)	30,038	1,868,664
		5,529,560

Technology Hardware, Storage & Peripherals–8.17%

Apple Inc.	67,286	6,549,619

Wireless Telecommunication Services–1.26%

Sprint Corp. (b)	335,276	1,012,534
Total Common Stocks & Other Equity Interests (Cost $73,105,297)		79,541,841

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Money Market Funds–1.08%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	430,415	$430,415
Premier Portfolio –Institutional Class, 0.34% (c)	430,414	430,414
Total Money Market Funds (Cost $860,829)		860,829
TOTAL INVESTMENTS–100.25% (Cost $73,966,126)		80,402,670
OTHER ASSETS LESS LIABILITIES–(0.25)%		(196,768)
NET ASSETS–100.00%		$80,205,902

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Sector Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Technology Sector Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 79,397,758	$1,004,912	$ —	$ 80,402,670

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $30,317,405 and $40,748,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,594,392
Aggregate unrealized (depreciation) of investment securities	(8,158,356)
Net unrealized appreciation of investment securities	$6,436,036
Cost of investments for tax purposes is $73,966,634.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings January 31, 2016

invesco.com/us	VK-VOPP-QTR-1 01/16	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2016

(Unaudited)

	Shares	Value

Common Stocks –96.60%

Advertising–2.78%

Omnicom Group Inc.	257,655	$18,898,994

Asset Management & Custody Banks–4.12%

Affiliated Managers Group, Inc. (b)	208,700	28,005,453

Auto Parts & Equipment–5.89%

Dana Holding Corp.	1,684,800	20,032,272
Gentex Corp.	1,462,400	20,020,256
		40,052,528

Building Products–0.22%

Owens Corning	32,559	1,503,900

Construction & Engineering–5.44%

AECOM (b)	1,349,490	37,030,006

Consumer Electronics–0.78%

Harman International Industries, Inc.	71,600	5,326,324

Consumer Finance–3.59%

Synchrony Financial (b)	859,000	24,412,780

Diversified Banks–10.64%

Bank of America Corp.	1,054,966	14,917,219
Citigroup Inc.	533,121	22,700,292
JPMorgan Chase & Co.	525,464	31,265,108
Wells Fargo & Co.	69,825	3,507,310
		72,389,929

Electronic Components–5.04%

Belden Inc.	802,892	34,299,546

Electronic Equipment & Instruments–2.22%

FLIR Systems, Inc.	516,900	15,114,156

Electronic Manufacturing Services–2.79%

Flextronics International Ltd. (b)	1,813,900	19,009,672

Health Care Supplies–4.84%

Alere, Inc. (b)	884,784	32,913,965

Hotels, Resorts & Cruise Lines–0.62%

Carnival Corp.	88,100	4,240,253

Human Resource & Employment Services–2.44%

ManpowerGroup Inc.	217,400	16,598,490

Investment Banking & Brokerage–7.41%

E*TRADE Financial Corp. (b)	413,800	9,749,128
LPL Financial Holdings, Inc.	636,900	19,374,498
TD Ameritrade Holding Corp.	773,400	21,330,372
		50,453,998

	Shares	Value

Life & Health Insurance–7.68%

Aflac, Inc.	237,700	$13,777,092
MetLife, Inc.	382,000	17,056,300
Unum Group	748,674	21,442,023
		52,275,415

Oil & Gas Equipment & Services–4.60%

Baker Hughes Inc.	234,000	10,181,340
Halliburton Co.	172,600	5,486,954
Weatherford International PLC (b)	2,314,900	15,602,426
		31,270,720

Oil & Gas Exploration & Production–1.58%

Apache Corp.	253,000	10,762,620

Personal Products–4.01%

Nu Skin Enterprises, Inc. -Class A	861,855	27,277,711

Pharmaceuticals–1.87%

Novartis AG (Switzerland)	131,100	10,168,991
Pfizer Inc.	84,700	2,582,503
		12,751,494

Property & Casualty Insurance–3.01%

AmTrust Financial Services, Inc.	358,595	20,508,048

Regional Banks–5.42%

First Horizon National Corp.	1,057,600	13,463,248
Zions Bancorp.	1,031,100	23,385,348
		36,848,596

Semiconductor Equipment–2.38%

Lam Research Corp.	225,900	16,217,361

Semiconductors–2.78%

ON Semiconductor Corp. (b)	2,211,100	18,927,016

Steel–1.85%

Allegheny Technologies, Inc.	1,344,600	12,612,348

Systems Software–2.60%

Oracle Corp.	487,900	17,715,649
Total Common Stocks (Cost $787,428,351)		657,416,972

Money Market Funds–3.84%

Liquid Assets Portfolio –Institutional Class, 0.38% (c)	13,066,175	13,066,175
Premier Portfolio –Institutional Class, 0.34% (c)	13,066,175	13,066,175
Total Money Market Funds (Cost $26,132,350)		26,132,350
TOTAL INVESTMENTS–100.44% (Cost $813,560,701)		683,549,322
OTHER ASSETS LESS LIABILITIES–(0.44)%		(2,974,270)
NET ASSETS–100.00%		$680,575,052

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Value Opportunities Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$673,380,331	$10,168,991	$—	$683,549,322

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2016 was $226,366,903 and $283,973,732, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,169,360
Aggregate unrealized (depreciation) of investment securities	(175,373,886)
Net unrealized appreciation (depreciation) of investment securities	$(136,204,526)
Cost of investments for tax purposes is $819,753,848.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.